Parent Company Only - Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue [abstract]
Total revenue	$ 897,056	$ 718,155
Operating Expense [Abstract]
Operating loss	(9,267)	(71,131)
Non Operating Income Expenses [Abstract]
Interest income	20,189	18,469
Interest expense	(86,704)	(113,631)
Currency gain (loss)	(25,607)	8,798
Private Placement derivatives (loss) gain	0	(306,646)
Other financial (loss) income	(896)	(24,955)
(Loss) income before income taxes	(102,285)	(489,096)
Income tax expense	(3,167)	(1,606)
Net loss	(105,452)	(490,702)
Other comprehensive income [abstract]
Other comprehensive income	39,052	(10,603)
Total comprehensive loss	$ (66,400)	$ (501,305)